SHARE PURCHASE WARRANTS (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Purchase Warrants Details Abstract
Share purchase warrants, weighted average exercise price, beginning	$ 1.27	$ 0.00
February 2017 warrants, weighted average exercise price issued	.00	1.27
Share purchase warrants, weighted average exercise price, ending	$ 1.27	$ 1.27
Share purchase warrants, shares, beginning	1,673,077	0
February 2017 warrants issued, shares	0	1,673,077
Share purchase warrants, shares, ending	1,673,077	1,673,077
Share purchase warrants, beginning	$ 435	$ 0
February 2017 warrants issued	0	435
Share purchase warrants, ending	$ 435	$ 435